Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 39,254.3	$ 33,567.4
Long-term Debt, Fair Value	5,119.6	4,532.3
Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	34,909.1	29,907.4
Available-for-sale Securities [Member] | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	33,110.3	28,111.5
Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	22,032.1	20,259.9
Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,251.1	9,916.5
Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,713.3	1,649.1
Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,067.7	8,694.3
Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,883.2	7,613.3
Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	627.5	734.4
Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,076.2	3,301.6
Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,179.5	3,577.3
Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	195.0	238.3
Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	51.7	78.2
Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11.1	0.0
Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	132.2	160.1
Available-for-sale Securities [Member] | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,798.8	1,795.9
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,345.2	3,660.0
Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,038.9	1,033.9
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	955.2	984.1
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	42.3	44.8
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	41.4	5.0
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,306.3	2,626.1
Equity securities | Common equities | Common Stocks, by Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,306.0	2,625.8
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.3	0.3
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	18,443.0	14,345.8
Long-term Debt, Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	15,059.6	11,648.1
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,262.2	9,926.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,251.1	9,916.5
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,251.1	9,916.5
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11.1	9.5
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11.1	9.5
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,797.4	1,722.1
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,383.4	2,697.7
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	77.4	71.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	77.4	71.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,306.0	2,625.8
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks, by Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,306.0	2,625.8
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	20,767.9	19,191.2
Long-term Debt, Fair Value	5,119.6	4,532.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,849.5	18,259.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,848.1	18,185.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	8,781.0	10,343.4
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,713.3	1,649.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,067.7	8,694.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,883.2	7,613.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	627.5	734.4
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,076.2	3,301.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,179.5	3,577.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	183.9	228.8
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	51.7	78.2
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11.1	0.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	121.1	150.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1.4	73.8
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	918.4	931.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	918.4	931.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	850.7	887.1
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	42.3	44.8
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	25.4	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks, by Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43.4	30.4
Long-term Debt, Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43.4	30.4
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43.1	30.1
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	27.1	25.1
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	16.0	5.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.3	0.3
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks, by Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0.3	0.3
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	36,538.7	32,203.3
Carrying Value	4,407.1	4,404.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	34,441.9	30,051.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	32,643.1	28,255.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	21,647.0	20,360.5
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,100.7	9,897.4
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,686.0	1,654.6
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	6,860.3	8,808.5
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,810.4	7,651.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	625.0	733.5
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,020.7	3,332.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,164.7	3,585.4
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	185.7	243.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	51.5	79.3
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10.0	0.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	124.2	164.4
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,798.8	1,795.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,096.8	2,151.5
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	971.3	1,002.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	891.3	951.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	39.9	46.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	40.1	5.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,125.5	1,148.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks, by Industry [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,125.2	1,148.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0.3	$ 0.3